INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Residential properties under development	$ 2,245	$ 2,215
Land held for development	1,922	1,609
Completed residential properties	917	952
Industrial products and other	1,227	573
Total	$ 6,311	$ 5,349